RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent (in hundredths)	25.00%
Defined contribution plan, cost recognized	$ 4.8	$ 4.4	$ 2.4
Maximum annual contribution per employee (in hundredths)	6.00%
Number of years of service with the Company	20 years
Number of years of service with the Company as on officer	10 years
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Other Liabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities related to Plan	$ 7.8	$ 6.5